LONG-TERM INVESTMENT	12 Months Ended
Sep. 30, 2021
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

NOTE 8 – LONG-TERM INVESTMENT

In July 2017, Gansu QLS acquired 40% ownership interest of JiuQuan Funong Biotech Co., Ltd (“Funong”) with a total investment amount of RMB3,300,000, which have been paid in the amount of RMB1,200,000 ($176,121 equivalent) in 2017, RMB1,658,750 ($253,596 equivalent) in 2018, and RMB441,250 ($64,165 equivalent) in 2019, respectively. The investment was accounted for using equity method.

Equity method investment consisted of the following:

	As of	As of
	September 30, 2021	September 30, 2020
Equity method investment:
Cost of equity method investment	510,994	485,059
Profit from equity method investment	188,605	112,538
Dividend Distribution received	(60,133)	(57,080)
Total long-term investment	$639,466	$540,517

The investment income attributable to the equity investment of $69,494, $32,093 and $89,197 for the years ended September 30, 2021, 2020 and 2019, respectively, were included in other income (expense) on the statement of income and comprehensive income.